Commitments and Contingencies (Details) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Nov. 03, 2025	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Deferred underwriting fee payable		$ 9,200,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)	3,000,000
Implied share price (in Dollars per share)	$ 10
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Over allotment period		45 days	45 days
Percentage of cash underwriting discount			2.25%	2.25%
Offering expenses		$ 575,000	$ 575,000	$ 575,000
Deferred underwriting discount		4.00%	4.00%
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of units issued (in Shares)		3,000,000	3,000,000
Implied share price (in Dollars per share)	$ 10
Underwriting Agreement [Member] | IPO [Member]
Commitments and Contingencies [Line Items]
Cash underwriting discount		$ 5,175,000	$ 5,175,000
Deferred underwriting fee payable		$ 9,200,000	$ 9,200,000